N-4	Aug. 05, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Protective Variable Annuity Separate Account
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Aug. 05, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Important Notice Regarding the Reorganization of LVIP American Century International Fund

The Board of Trustees of the Lincoln Variable Insurance Products Trust has approved the reorganization (the “Reorganization”) of the LVIP American Century International Fund (the “Target Fund”) with and into the LVIP MFS International Growth Fund (the “Acquiring Fund”), see table below.

Target Fund and Corresponding Share Class	Acquiring Fund and Corresponding Share Class
LVIP American Century International Fund – Standard Class II	LVIP MFS International Growth Fund – Standard Class

As of the Closing Date, this Supplement amends your Prospectus by removing all references to the Target Fund as an Investment Option under the Contract. As of the Closing Date, the Acquiring Fund will be added as an Investment Option under your Contract.

On the Closing Date, the table in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section is amended to include the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Income Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	LVIP MFS International Growth Fund - Standard Class - Lincoln Financial Investments Corporation - Massachusetts Financial Services Company(1)(3)	0.79%	19.11%	7.09%	9.73%	4

See Prospectus for footnotes.

Protective Dimensions V Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	On the Closing Date, the table in the APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT section is amended to include the following:
Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2025)			SecurePay Income Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
International Equity	LVIP MFS International Growth Fund - Standard Class - Lincoln Financial Investments Corporation - Massachusetts Financial Services Company(1)(3)	0.79%	19.11%	7.09%	9.73%	4

See Prospectus for footnotes.

Protective Dimensions V Variable Annuity [Member] | LVIP MFS International Growth Fund – Standard Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP MFS International Growth Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	19.11%
Average Annual Total Returns, 5 Years [Percent]	7.09%
Average Annual Total Returns, 10 Years [Percent]	9.73%